Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension plans
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	$ (62,521)	$ (64,852)	$ (46,696)
Prior service credit, net of prior service cost	0	0	0
Deferred income taxes assets	1,180	1,620	365
Net amount recognized in accumulated other comprehensive loss	(61,341)	(63,232)	(46,331)
Expense component
Service cost	0	0	0
Interest cost	5,361	5,781	6,958
Expected return on plan assets	(8,199)	(8,943)	(9,585)
Amortization of net actuarial losses	2,238	1,702	1,607
Amortization of prior service credit	0	0	0
Loss on settlement	1,232	0	101
Defined benefit expense (income)	632	(1,460)	(919)
Defined contribution expense	6,521	6,606	6,907
Total benefit expense (income)	7,153	5,146	5,988
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	1,472	(19,956)	5,096
Amortization of net actuarial losses	2,247	1,702	1,703
Amortization of prior service credit	0	0	0
Change in deferred taxes	(595)	1,315	(391)
Foreign exchange adjustment	(1,233)	38	430
Total changes recognized in other comprehensive income (loss)	1,891	(16,901)	6,838
Future amortization of actuarial gain (loss)	(2,100)
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	(27,150)	(31,959)	(28,779)
Prior service credit, net of prior service cost	(6,436)	(5,678)	665
Deferred income taxes assets	0	0	0
Net amount recognized in accumulated other comprehensive loss	(33,586)	(37,637)	(28,114)
Expense component
Service cost	64	118	341
Interest cost	4,703	4,792	4,745
Expected return on plan assets	0	0	0
Amortization of net actuarial losses	3,514	2,731	3,347
Amortization of prior service credit	(759)	(6,343)	(6,343)
Loss on settlement	0	0	0
Defined benefit expense (income)	7,522	1,298	2,090
Defined contribution expense	0	0	0
Total benefit expense (income)	7,522	1,298	2,090
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	1,296	(5,911)	(2,252)
Amortization of net actuarial losses	3,514	2,731	3,347
Amortization of prior service credit	(759)	(6,343)	(6,343)
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	4,051	$ (9,523)	$ (5,248)
Future amortization of actuarial gain (loss)	(2,600)
Future amortization of prior service cost (credit)	$ 0